Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Time-Charter Hire Expense [Member] | Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 5.7	$ 6.0	$ 17.4	$ 17.3
LNG Carriers [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 21.3	$ 21.1	$ 62.1	$ 58.5
Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	52.00%		52.00%